Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 22	$ 23
Provision for credit losses
Purchases	10	11
Sales and maturities	(1)	(1)
Changes in risk, parameters and exposures	(9)	(13)
Exchange rate and other	1	2
Balance at end of period	23	22
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	5
Provision for credit losses
Purchases	10	11
Sales and maturities	(1)	(1)
Changes in risk, parameters and exposures	(9)	(7)
Balance at end of period	8	8
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	14	18
Provision for credit losses
Changes in risk, parameters and exposures		(6)
Exchange rate and other	1	2
Balance at end of period	$ 15	$ 14